Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	25 Months Ended		55 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Balanced Fund - Class A
Average Annual Return, Percent	6.87%	12.24%	11.58%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Balanced Fund - Class C
Average Annual Return, Percent	6.52%	11.42%	10.78%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Balanced Fund - Class I
Average Annual Return, Percent	7.07%	12.53%	11.88%
Class NT
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DGI Balanced Fund - Class NT
Average Annual Return, Percent	7.07%	12.53%			3.71%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DGI Balanced Fund - Class P
Average Annual Return, Percent	7.07%	12.53%			3.71%
Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DGI Balanced Fund - Class T
Average Annual Return, Percent	7.07%	12.53%			3.71%
Class A | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	7.02%	12.64%	14.13%
Class C | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	7.02%	12.64%	14.13%
Class I | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	7.02%	12.64%	14.13%
Class NT | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	7.02%	12.64%			6.65%
Class P | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	7.02%	12.64%			6.65%
Class T | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	7.02%	12.64%			6.65%
Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%	7.30%	5.23%
Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	11.00%	17.88%	23.47%
Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%	7.30%	5.23%
Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	11.00%	17.88%	23.47%
Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%	7.30%	5.23%
Class I | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	11.00%	17.88%	23.47%
Class NT | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%	7.30%			0.18%
Class NT | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	11.00%	17.88%			13.09%
Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%	7.30%			0.18%
Class P | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	11.00%	17.88%			13.09%
Class T | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%	7.30%			0.18%
Class T | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	11.00%	17.88%			13.09%